Deferred income tax - Consolidated statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax
Deferred income tax asset, net	$ 164,351	$ 73,850
Deferred income tax liability, net	(46,742)	(38,319)
Deferred tax liability (asset)	$ 117,609	$ 35,531	$ 45,597